Selected Statements of Income Data (Details) - Schedule of financial income and expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$ 744	$ 2,817
Interest expenses on loans and borrowings	1,743	615
Interest expenses attributed to leases	691	719
Bank charges, negative foreign exchange differences and other financial expenses	2,559	2,468
Total financial expenses	5,737	6,619
Financial income:
Interest income from deposits, positive foreign exchange differences and other financial income	1,392	113
Total Financial income	1,392	113
Financial expenses, net	$ 4,345	$ 6,506